CONDENSED BALANCE SHEETS (Q3) - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash		$ 724,452	$ 185,752
Prepaid expenses		343,132	0
Total Current Assets		1,067,584	185,752
Deferred offering costs		0	417,083
Investments held in Trust Account		200,032,532	0
TOTAL ASSETS		201,100,116	602,835
Current liabilities
Accounts payable and accrued expenses		242,943	0
Accrued offering costs		108,000	332,899
Promissory note - related party		0	250,000
Total Current Liabilities		350,943	582,899
Warrant Liabilities		9,760,000	0
Deferred underwriting fee payable		7,000,000	0
Total Liabilities		17,110,943	582,899
Commitments and Contingencies
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding		0	0
Additional paid-in capital		0	24,497
Accumulated deficit		(16,011,327)	(5,064)
Total Shareholders' Equity (Deficit)		(16,010,827)	19,936
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)		201,100,116	602,835
Class A Ordinary Share [Member]
Current liabilities
Class A ordinary shares subject to possible redemption 20,000,000 and no shares at $10.00 per share at September 30, 2021 and December 31, 2020, respectively		200,000,000	0
Shareholders' Equity
Ordinary shares - $0.0001 par value		0	0
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares - $0.0001 par value	[1]	$ 500	$ 503

[1]	Includes up to 31,250 shares of Class B ordinary shares subject to forfeiture as a result of the underwriter’s election to partially exercise its over-allotment option underwriters (see Note 5).